Employee Benefits	12 Months Ended
Dec. 31, 2013
Employee Benefits
Employee Benefits

17. Employee Benefits

401(k) Savings Plan

        The Company has adopted a defined contribution retirement plan which complies with Section 401(k) of the Internal Revenue Code. Substantially all employees are eligible to participate in the plan. For the years ended December 2011 through 2013, the Company matched 25% of each participant's voluntary contributions subject to a limit of the first 4% of the participant's compensation. Company matching contributions vest 25% annually over a four-year period. During the years ended December 31, 2013, 2012 and 2011, the Company recorded $0.8 million, $1.1 million and $0.2 million, respectively, of expense related to the Company's matching contributions to the 401(k) plan.

Deferred Compensation Plan

        In July 2007, the Company implemented a deferred compensation plan. Under this plan, certain members of management and other highly compensated employees may elect to defer a portion of their annual compensation, subject to certain percentage limitations. The assets and liabilities of the plan are consolidated within the Company's financial statements. The assets of the plan are specifically designated as available to the Company solely for the purpose of paying benefits under the Company's deferred compensation plan. However, in the event the Company became insolvent, the investments would be available to all unsecured general creditors. The deferred compensation liability relates to obligations due to participants under the plan.

        The assets from the participant deferrals are invested by the Company, through a life insurance investment vehicle, in mutual funds and money market funds. The deferred compensation liability represents accumulated net participant deferrals and earnings thereon based on participant investment elections. The assets and liabilities are recorded at fair value, and any adjustments to the fair value are recorded in the consolidated statements of operations. The assets and liabilities of the plan are included in the accompanying consolidated balance sheets as follows:

	December 31,
	2013	2012
	(in millions)
Prepaid expenses and other (current assets)	$3.8	$3.1

Accrued liabilities and other (current liabilities)	$3.8	$3.1